UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2017

	Listing Exchange	Ticker Symbol
Fund Name

NuShares Short-Term REIT ETF	BATS Exchange, Inc.	NURE

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Table

of Contents

NUVEEN	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

Some of the key assumptions driving the markets higher at the beginning of 2017 have recently come into question. Following the collapse of the health care reform bill in the Senate, progress on the rest of the White House’s pro-growth fiscal agenda, including tax reform and large infrastructure projects, is expected to be delayed. Economic growth projections, in turn, have been lowered, and with inflation recently waning, the markets are expecting fewer rate hikes from the Federal Reserve (Fed) than the Fed itself had predicted. Yet, asset prices continued to rise.

Investors have largely looked beyond policy disappointments and focused instead on the healthy profits reported by U.S. companies during the first two quarters of 2017. U.S. growth has remained slow and steady, European growth has surprised to the upside and concern that China would decelerate too rapidly has eased, further contributing to an optimistic tone in the markets. Additionally, political risk in Europe has moderated, with the election of mainstream candidates in the Dutch and French elections earlier this year.

The remainder of the year could bring challenges to this benign macro environment. The debt ceiling looms, with a vote needed from Congress to raise or suspend the nation’s borrowing limit before the Treasury is unable to pay its bills in full or on time (likely in early October). The mechanics of the U.K.’s separation from the European Union remain to be seen, as “Brexit” negotiations develop. A tightening of financial conditions in China or a more aggressive-than-expected policy action from the Fed, European Central Bank or Bank of Japan could also turn into headwinds.

Market volatility readings have been remarkably low lately, but conditions can change quickly. As market conditions evolve, Nuveen remains committed to rigorously assessing opportunities and risks. If you’re concerned about how resilient your investment portfolio might be, we encourage you to talk to your financial advisor. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

August 23, 2017

4	NUVEEN

Portfolio Managers’

Comments

NuShares Short-Term REIT ETF (NURE)

This Fund features portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen, LLC. Portfolio managers

Philip James (Jim) Campagna, CFA, and Lei Liao, CFA, discuss key investment strategies and the six-month performance of NURE. Jim and Lei have managed NURE since its commencement of operations on December 20, 2016.

What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?

The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the Dow Jones U.S. Select Short-Term REIT Index (the “Index”). The Index is a subset of the Dow Jones U.S. Select REIT Index (the “Base Index”), which generally includes equity REITs traded on a national securities exchange in the United States that derive at least 75% of their total revenue from the ownership and operation of real estate assets and that have a minimum total market capitalization of $200 million at the time of their inclusion. The Index selects REITs from the Base Index that are classified as concentrating their holdings in apartment buildings, hotels, self-storage facilities or manufactured home properties, as REITs investing in these sectors typically have shorter lease durations than REITs investing in other sectors. Index holdings are weighted by float-adjusted market capitalization, provided that no single REIT can comprise more than 5% of the Index as of any rebalance date. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors, with shares held by control groups, public companies and government agencies excluded.

The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the REITs that make up the Index, holding each REIT in approximately the same proportion as its weighting in the Index. The Fund rebalances its holdings quarterly in response to the quarterly Index rebalances.

As of June 30, 2017, 47.6% of the Fund’s net assets were invested in apartment REITs, 28.0% in hotel REITs, 15.5% in self-storage REITs and 8.3% in manufactured home REITs.

How did the Fund perform during the six-month reporting period ended June 30, 2017?

The table in the Fund’s Performance Overview and Expense Ratios section of this report provides the Fund’s total return performance for the six-month and since inception periods ended June 30, 2017. The Fund’s total returns at net asset value (NAV) are compared with the performance of the Index, which the Fund is designed to track. For the six-month reporting period ended June 30, 2017, NURE underperformed the Dow Jones U.S. Select Short Term REIT Index and outperformed the Dow Jones U.S. Select REIT Index.

During the six-month reporting period, manufactured home REITs led performance, followed by apartment REITs. However, the self-storage and hotel sectors posted negative returns for the reporting period.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives or circumstances and in consultation with his or her advisors.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Refer to the Glossary of Terms Used in this report for further definition of the terms used within this section.

NUVEEN	5

Risk Considerations

and Distribution Information

NuShares Short-Term REIT ETF (NURE)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. This Fund invests in equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from the sale of appreciated properties. Equity REITs can be greatly affected by economic downturns, by changes in real estate values, rents, property taxes, and interest rates, and by revisions to tax rules or other regulations applicable to REITs. The value of equity securities may decline significantly over short or extended periods of time. The Fund’s assets will generally be concentrated in the securities of issuers in the real estate industry, and, accordingly, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. These and other risk considerations, such as interest rate, non-diversification, and smaller company risks, are described in detail in the Fund’s prospectus.

Distribution Information

Regular distributions are declared and distributed quarterly for NuShares Short-Term REIT ETF. The Fund intends to pay out substantially all of the distributions it receives from investments in real estate investment trust (REIT) securities, less expenses, each quarter. If the Fund has cumulatively earned more than it has paid in distributions, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if the Fund has cumulatively paid out distributions more than it has earned, the excess will constitute negative UNII that will likewise be reflected in the Fund’s NAV. The Fund will, over time, pay all of its net investment income as distributions to shareholders.

In certain instances, a portion of the Fund’s distributions may be paid from sources or comprised of elements other than ordinary income, including capital gains and/or a return of capital. This is generally due to the fact that the tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Fund’s portfolio. Distributions received from certain securities in which the Fund invests, most notably REIT securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a REIT security typically reports the tax character of its distributions only once per year, generally during the first two months of the following calendar year. The full amount of the distributions received from such securities is included in the Fund’s ordinary income during the course of the year until such time that the Fund is notified by the issuer of the actual tax character. The final determination of the sources and tax character of all distributions for the fiscal year is made after the end of the fiscal year.

6	NUVEEN

Fund Performance

and Expense Ratio

The Fund Performance and Expense Ratio for the Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The expense ratio represents the Fund’s total operating expenses as reflected in the Fund’s most recent prospectus. The expense ratio shown includes management fees and other applicable fees and expenses paid by the Fund.

NUVEEN	7

Fund Performance and Expense Ratio (continued)

NuShares Short-Term REIT ETF (NURE)

Refer to the first page of this Fund Performance and Expense Ratio section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Total Returns as of June 30, 2017

	Cumulative
	6-Month	Since Inception
NURE at NAV	2.87%	4.57%
NURE at Market Price	5.81%	5.23%
Dow Jones U.S. Select Short-Term REIT Index	3.05%	4.78%
Dow Jones U.S. Select REIT Index	1.36%	2.04%

Since inception returns are from 12/20/16. Indexes are not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.35%

8	NUVEEN

Holding

Summaries as of June 30, 2017

This data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

NuShares Short-Term REIT ETF (NURE)

Fund Allocation

(% of net assets)

Real Estate Investment Trust (REIT) Common Stocks	99.4%
Other Assets Less Liabilities	0.6%
Net Assets	100%

Portfolio Composition – REITs

(% of net assets)

Apartments	47.6%
Hotels	28.0%
Manufactured Homes	8.3%
Self-Storage	15.5%
Other Assets Less Liabilities	0.6%
Net Assets	100%

Top Five REIT Holdings

(% of net assets)

Extra Space Storage, Inc.	5.1%
Host Hotels & Resorts, Inc.	5.0%
Public Storage, Inc.	4.9%
Mid-America Apartment Communities	4.9%
AvalonBay Communities, Inc.	4.9%

NUVEEN	9

Expense

Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Examples below are based on an investment of $1,000 invested on January 1, 2017 and held through June 30, 2017.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

NuShares Short-Term REIT ETF (NURE)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,028.70
Expenses Incurred During Period	$1.76
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.06
Expenses Incurred During Period	$1.76

Expenses are equal to the Fund’s annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	NUVEEN

NuShares Short-Term REIT ETF (NURE)

Portfolio of Investments	June 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.4%

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 99.4%

	Apartments – 47.6%

5,391	American Campus Communities Inc.	$254,994

9,450	American Homes 4 Rents, Class A	213,286

6,314	Apartment Investment & Management Company, Class A	271,313

1,640	AvalonBay Communities, Inc.	315,159

3,524	Camden Property Trust	301,337

5,020	Colony Starwood Homes	172,236

2,943	Education Realty Trust Inc.	114,041

4,761	Equity Residential	313,417

1,212	Essex Property Trust Inc.	311,811

2,417	Independence Realty Trust	23,856

3,120	Invitation Homes, Inc.	67,486

2,991	Mid-America Apartment Communities	315,192

6,716	Monogram Residential Trust, Inc.	65,212

712	NexPoint Residential Trust, Inc.	17,722

7,988	UDR Inc.	311,292
	Total Apartments	3,068,354

	Hotels – 28.0%

6,278	Apple Hospitality REIT, Inc.	117,461

1,301	Ashford Hospitality Prime Inc.	13,387

3,294	Ashford Hospitality Trust Inc.	20,028

2,416	Chesapeake Lodging Trust	59,120

8,053	DiamondRock Hospitality Company	88,180

5,244	FelCor Lodging Trust Inc.	37,809

1,702	Hersha Hospitality Trust	31,504

6,605	Hospitality Properties Trust	192,536

17,765	Host Hotels & Resorts Inc.	324,566

4,553	LaSalle Hotel Properties	135,679

5,787	Park Hotels & Resorts, Inc.	156,018

2,797	Pebblebrook Hotel Trust	90,175

5,013	RLJ Lodging Trust	99,608

2,054	Ryman Hospitalities Properties	131,477

4,191	Summit Hotel Properties Inc.	78,162

8,865	Sunstone Hotel Investors Inc.	142,904

NUVEEN	11

NuShares Short-Term REIT ETF (NURE) (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Hotels (continued)

4,294	Xenia Hotels & Resorts Inc.	$83,175
	Total Hotels	1,801,789

	Manufactured Homes – 8.3%

3,282	Equity Lifestyles Properties Inc.	283,368

2,843	Sun Communities Inc.	249,303
	Total Manufactured Homes	532,671

	Self-Storage – 15.5%

7,245	CubeSmart	174,170

4,212	Extra Space Storage Inc.	328,536

1,870	Life Storage, Inc.	138,567

1,793	National Storage Affiliates Trust	41,436

1,522	Public Storage, Inc.	317,383
	Total Self-Storage	1,000,092
	Total Long-Term Investments (cost $6,278,143)	6,402,906
	Other Assets Less Liabilities – 0.6%	41,315
	Net Assets – 100%	$6,444,221

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

12	NUVEEN

Statement of

Assets and Liabilities	June 30, 2017 (Unaudited)

Assets
Long-term investments, at value (cost $6,278,143)	$6,402,906
Receivable for:
Dividends	35,945
Investments sold	47,788
Total assets	6,486,639
Liabilities
Cash overdraft	40,449
Accrued expenses:
Management fees	1,878
Professional fees	23
Trustees fees	68
Total liabilities	42,418
Net assets	$6,444,221
Shares outstanding	250,000
Net asset value (“NAV”) per share	$25.78
Net assets consist of:
Capital paid-in	$6,301,055
Undistributed (Over-distribution of) net investment income	(23,988)
Accumulated net realized gain (loss)	42,391
Net unrealized appreciation (depreciation)	124,763
Net assets	$6,444,221
Authorized shares	Unlimited
Par value per share	$0.01

See accompanying notes to financial statements.

NUVEEN	13

Statement of Operations	Six Months Ended June 30, 2017 (Unaudited)

Investment Income	$94,545
Expenses
Management fees	10,839
Professional fees	20
Trustees fees	84
Total expenses	10,943
Net investment income (loss)	83,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	42,512
Change in net unrealized appreciation (depreciation) of investments	72,280
Net realized and unrealized gain (loss)	114,792
Net increase (decrease) in net assets from operations	$198,394

See accompanying notes to financial statements.

14	NUVEEN

Statement of

Changes in Net Assets	(Unaudited)

	Six Months Ended 6/30/17	For the period December 20, 2016 (commencement of operations) through December 31, 2016
Operations
Net investment income (loss)	$83,602	$20,468
Net realized gain (loss) from investments	42,512	5,721
Change in net unrealized appreciation (depreciation) of investments	72,280	52,483
Net increase (decrease) in net assets from operations	198,394	78,672
Distributions to Shareholders
From and in excess of net investment income	(110,000)	—
From net investment income	—	(18,058)
From accumulated net realized gains	—	(5,842)
Decrease in net assets from distributions to shareholders	(110,000)	(23,900)
Fund Share Transactions
Proceeds from shares sold	1,257,495	5,043,560
Net increase (decrease) in net assets from Fund share transactions	1,257,495	5,043,560
Net increase (decrease) in net assets	1,345,889	5,098,332
Net assets at the beginning of period	5,098,332	—
Net assets at the end of period	$6,444,221	$5,098,332
Undistributed (Over-distribution of) net investment income at the end of period	$(23,988)	$2,410

See accompanying notes to financial statements.

NUVEEN	15

Financial

Highlights (Unaudited)

Selected data for a share outstanding throughout the period:

		Investment Operations			Less Distributions

Year Ended December 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income		From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
2017(e)	$25.49	$0.34	$0.39	$0.73	$(0.44	)****	$—	$(0.44)	$25.78	$25.94
2016(c)	25.20	0.11	0.30	0.41	(0.09)		(0.03)	(0.12)	25.49	24.94

16	NUVEEN

		Ratios/Supplemental Data

Total Return			Ratios to Average Net Assets

Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)
2.87%	5.81%	$6,444	0.35	%*	2.70	%*	12%
1.65	(0.54)	5,098	0.35	*	0.45	***	0	**

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	For the period December 20, 2016 (commencement of operations) through December 31, 2016.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 4 – Fund Shares).
(e)	For the six months ended June 30, 2017.
*	Annualized.
**	Rounds to less than 1%.
***	The Net Investment Income (Loss) Ratio to Average Net Assets has not been annualized for the period December 20, 2016 (commencement of operations) through December 31, 2016. Annualizing this ratio would not provide meaningful investment performance for the Fund as it only reflects 12 days in the period since commencement of operations.
****	Represents distributions paid “From and in excess of net investment income” for the six months ended June 30, 2017 (as described in Note 1 – General Information and Significant Accounting Policies, Dividends and Distributions to Shareholders).

See accompanying notes to financial statements.

NUVEEN	17

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

NuShares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of NuShares Short-Term REIT ETF (NURE) (the “Fund”), as a non-diversified fund, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Fund are listed and traded on the BATS Exchange, Inc. (the “Exchange”).

The end of the reporting period for the Fund is June 30, 2017, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2017 (the “current fiscal period”).

Investment Adviser

The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.

Investment Objectives

The Fund seeks to track the investment results, before fees and expenses, of the Dow Jones U.S. Select Short-Term REIT Index (the “Index”).

The Fund’s most recent prospectus provides further description of the Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income is recorded on the ex-dividend date.

Professional Fees

Professional fees presented on the Statement of Operations consist of fees and expenses of legal counsel to the Fund’s Board of Trustees (the “Board”).

Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and distributed to shareholders quarterly.

Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Fund’s portfolio. Distributions received from certain securities in which the Fund invests, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year. The distribution is included in the Fund’s ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the last calendar year end.

The distributions made by the Fund during the current fiscal period are provisionally classified as being “From and in excess of net investment income,” and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax

18	NUVEEN

purposes after the fiscal year end. For purposes of calculating “Undistributed (Overdistribution of) net investment income” as of the end of the reporting period, the distribution amounts provisionally classified as “From and in excess of net investment income” were treated as being entirely from net investment income. Consequently, the financial statements as of the end of the reporting period, reflect an over-distribution of net investment income.

Compensation

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which an independent pricing service (“pricing service”) is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value (“NAV”) (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

NUVEEN	19

Notes to Financial Statements (Unaudited) (continued)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Real Estate Investment Trust Common Stocks	$6,402,906	$—	$—	$6,402,906
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

20	NUVEEN

4. Fund Shares

The Fund issues and redeems its shares on a continuous basis. Only certain institutional investors who have entered into agreements with Nuveen Securities, LLC, the Fund’s distributor, may purchase and redeem shares directly from the Fund at NAV and in block-size of 50,000 shares (“Creation Units”) or multiples thereof. Creation Units are typically purchased and redeemed in-kind for securities included in the Fund’s Index, but they may also be purchased and redeemed, in whole or in part, for the cash value of such securities at the Adviser’s discretion. Once created, the shares of the Fund will trade on the Exchange at market prices and are only available to individual investors through their brokers.

Transactions in Fund shares during current and prior fiscal period were as follows:

	Six Months Ended 6/30/17		For the period 12/20/16 (commencement of operations) through 12/31/16
	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,257,495	200,000	$5,043,560

5. Investment Transactions

Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:

Purchases	$773,712
Sales	748,799

In-kind transactions during the current fiscal period were as follows:

In-kind purchases	$1,255,481
In-kind sales	—

6. Income Tax Information

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Fund.

As of June 30, 2017, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$6,278,264
Gross unrealized:
Appreciation	$290,691
Depreciation	(166,049)
Net unrealized appreciation (depreciation) of investments	$124,642

As of December 31, 2016, the Fund’s last tax year end, the Fund did not have any permanent adjustments.

The tax components of undistributed net ordinary income and net long-term capital gains as of December 31, 2016, the Fund’s last tax year end, were as follows:

Undistributed net ordinary income	$2,410
Undistributed net long-term capital gains	—

NUVEEN	21

Notes to Financial Statements (Unaudited) (continued)

The tax character of distributions paid during the Fund’s last tax year ended December 31, 2016, was designated for purposes of the dividends paid deduction as follows:

For the period December 20, 2016 (commencement of operations) through December 31, 2016
Distributions from net ordinary income[1]	$18,070
Distributions from net long-term capital gains	5,830
[1]	Net ordinary income consists of net taxable income derived from dividends and net short-term capital gains, if any.

7. Management Fees and Other Transactions with Affiliates

Management Fees

The annual management fee, payable monthly, is 0.35% of the average daily net assets of the Fund. The Fund’s management fee compensates the Adviser for its investment advisory services to the Fund. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Fund, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Fund’s chief compliance officer, litigation expenses and extraordinary expenses.

Other Transactions with Affiliates

The Fund is permitted to purchase or sell securities from or to certain other funds or other accounts managed by the Sub-Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund or an account that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. Each inter-fund trade is effected at the current market price, determined in accordance with the procedures. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.

During the current fiscal period, the Fund engaged in inter-fund trades pursuant to these procedures as follows:

Inter-Fund Trades
Purchases	$35,113
Sales	—

8. New Accounting Pronouncements

Amendments to Regulation S-X

In October 2016, the SEC adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date of the amendments to Regulation S-X is August 1, 2017. Management is still evaluating the impact of the final rules, if any.

22	NUVEEN

Additional

Fund Information

Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Teachers Advisors, LLC 730 Third Avenue New York, NY 10017-3206

Independent Registered
Public Accounting Firm

KPMG LLP

200 East Randolph Drive

Chicago, IL 60601

Administrator, Custodian and
Transfer Agent

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Legal Counsel Chapman and Cutler LLP Chicago, IL 60603 Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, D.C. 20004

The table below shows the number and percentage of days during the current fiscal period the Fund’s market price was greater than its NAV per share (i.e., at a premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).

Six-months ended June 30, 2017	Number of Days	% of Total Days
Premium/Discount Range:
0.00% to 0.25%	60	48.0%
(0.01)% to (0.25)%	65	52.0%
	125	100%

Quarterly Form N-Q Portfolio of Investments Information: The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FlNRA.org.

NUVEEN	23

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Real Estate Investment Trust (REIT): A REIT is a corporation or trust that invests in residential or commercial real estate.

Dow Jones U.S. Select REIT Index: The index tracks the performance of publicly traded REITs and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The index is a subset of the Dow Jones U.S. Select Real Estate Securities Index (RESI), which represents equity real estate investment trusts (REITs) and real estate operating companies (REOCs) traded in the U.S. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

Dow Jones U.S. Select Short-Term REIT Index: The Index is composed of U.S. exchange-traded equity REITs that concentrate their holdings in apartment buildings, hotels, self-storage facilities and manufactured home properties, which typically have shorter lease durations than REITs that invest in other sectors. The Index is rebalanced on a quarterly basis and uses a rules-based methodology that weights REITs by market capitalization, subject to a 5% maximum weight per constituent. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

24	NUVEEN

Notes

NUVEEN	25

Notes

26	NUVEEN

Notes

NUVEEN	27

Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment management arm of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/etf

Securities offered through Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

NSA-NURE-0617P        243952-INV-B-08/18

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein Chief Administrative Officer (principal executive officer)

Date: September 7, 2017

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: September 7, 2017